Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$225,624,844.38	0.5346560	$196,710,295.76	0.4661381	$28,914,548.62
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$460,854,844.38	0.3096664	$431,940,295.76	0.2902376	$28,914,548.62

Weighted Avg. Coupon (WAC)	3.97%		3.99%
Weighted Avg. Remaining Maturity (WARM)	34.08		33.32
Pool Receivables Balance	$496,599,233.82		$467,326,531.90
Remaining Number of Receivables	48,270		46,913

Adjusted Pool Balance	$491,508,588.74		$462,594,040.12

III. COLLECTIONS

Principal:
Principal Collections	$28,506,872.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$491,816.93
Total Principal Collections	$28,998,689.26

Interest:
Interest Collections	$1,625,781.99
Late Fees & Other Charges	$55,296.99
Interest on Repurchase Principal	$-
Total Interest Collections	$1,681,078.98

Collection Account Interest	$209.31
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$30,680,010.10

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$30,680,010.10
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,680,010.10

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$413,832.69		$413,832.69	$413,832.69
Collection Account Interest					$209.31
Late Fees & Other Charges					$55,296.99
Total due to Servicer					$469,338.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$105,291.59		$105,291.59
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$207,291.59		$207,291.59	$207,291.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$29,927,543.27

7. Regular Principal Distribution Amount:					$28,914,548.62

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$28,914,548.62
Class A-4 Notes		$-
Class A Notes Total:	$28,914,548.62	$28,914,548.62
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$28,914,548.62	$28,914,548.62

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,012,994.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,090,645.08
Beginning Period Amount	$5,090,645.08
Current Period Amortization	$358,153.30
Ending Period Required Amount	$4,732,491.78
Ending Period Amount	$4,732,491.78
Next Distribution Date Amount	$4,395,565.36

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	6.24%	6.63%	6.63%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.62%	46,264	98.08%	$458,352,507.40
30 - 60 Days	1.11%	520	1.53%	$7,151,309.81
61 - 90 Days	0.23%	108	0.34%	$1,575,784.74
91 + Days	0.04%	21	0.05%	$246,929.95
		46,913		$467,326,531.90
Total
Delinquent Receivables 61 + days past due	0.27%	129	0.39%	$1,822,714.69
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	135	0.37%	$1,835,737.19
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	151	0.41%	$2,137,071.52
Three-Month Average Delinquency Ratio	0.29%		0.39%

Repossession in Current Period		29		$431,607.93
Repossession Inventory		64		$223,877.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$765,829.59
Recoveries				$(491,816.93)
Net Charge-offs for Current Period				$274,012.66

Beginning Pool Balance for Current Period				$496,599,233.82

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				-0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.33%

Cumulative Net Losses for All Periods				$11,555,990.74
Cumulative Net Losses as a % of Initial Pool Balance				0.74%

Principal Balance of Extensions				$1,714,234.15
Number of Extensions				113